Long-Term Debt (FY)	12 Months Ended
Dec. 31, 2019
Long-Term Debt [Abstract]
Long-Term Debt
7. Long-Term Debt

Long-term debt consisted of the following: (in thousands)

	December 31,
	2019	2018
Note payable to a bank, with interest only payment until maturity.	$—	$—

Installment notes bearing interest at the rate of 5.0% to 6.5% per annum collateralized by vehicles with monthly payments including interest, insurance and maintenance of approximately $10	—	124
Total long-term debt	—	124
Less current maturities	—	(51)
Long-term debt, less current maturities	$—	$73

Future debt payments to unrelated entities as of December 31, 2019 consisted of the following: (in thousands)

	2020	2021	2022	Total
Bank Credit Facility	$—	$—	$—	$—
Total	$—	$—	$—	$—

At December 31, 2019, the Company had a revolving credit facility with Prosperity Bank.  This has historically been the Company’s primary source to fund working capital and future capital spending.  Under the credit facility, loans and letters of credit are available to the Company on a revolving basis in an amount outstanding not to exceed the lesser of $50 million or the Company’s borrowing base in effect from time to time. As of December 31, 2019, the Company’s borrowing base was $4 million, subject to a credit limit based on current covenants of approximately $1.97 million.  The credit facility is secured by substantially all of the Company’s producing and non-producing oil and gas properties.  The credit facility includes certain covenants with which the Company is required to comply.  At December 31, 2019, these covenants include the following: (a) Current Ratio > 1:1; (b) Funded Debt to EBITDA < 3.5x; and (c) Interest Coverage > 3.0x.  At December 31, 2019, the interest rate on this credit facility was 5.25%.  The Company was in compliance with all covenants as of December 31, 2019.

On November 20, 2019, the Company’s senior credit facility with Prosperity Bank after Prosperity Bank’s most recent review of the Company’s currently owned producing properties was amended to decrease the credit limit based on current covenants to approximately $1.97 million.  The borrowing base remains subject to the existing periodic redetermination provisions in the credit facility. The interest rate remained prime plus 0.50% per annum.  This rate was 5.25% at the date of the amendment.  The maximum line of credit of the Company under the Prosperity Bank credit facility remained $50 million.

The Company had zero borrowings under the facility at December 31, 2019 and December 31, 2018.  The next borrowing base review will take place in April 2020.

Lease Liabilities

Effective January 1, 2019, the Company adopted ASU 2016-02 Leases (Topic 842).  We first determine if a contract is a lease at inception of the arrangement.  To the extent that we determine an arrangement represents a lease, we then classify that lease as an operating lease or a finance lease.  As of January 1, 2019, the Company capitalizes its operating leases on the Consolidated Balance Sheet as a right of use asset and a corresponding lease liability.  The Company also capitalizes its finance leases on the Consolidated Balance Sheet as other property and equipment and a corresponding lease liability.  The right of use assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease.  Lease expense for operating lease payments is recognized on a straight-line basis over the lease term.  Short term leases that have an initial term of one year or less are not capitalized unless the Company intends to renew the lease to extend the initial term past one year.

We lease certain office space, a storage yard, and field vehicles to support our operations.  A more detailed description of the Company’s lease types is included below.

Office and Storage Yard

The Company maintains an office to support its corporate operations.  This office agreement is with a third party and was structured with a 39 month initial term beginning on June 1, 2017 and expiring on August 31, 2020.  The Company had the option to renew the lease for 36 additional months by providing to the Landlord written notice of intent to exercise the renewal not less than nine months prior to expiration of the initial term.  As of December 31, 2019, the Company had not exercised this option to renew.  The Company’s corporate office lease is classified as an operating lease.

The Company maintains an office to support its field operations.  This office is with a third party and is on a month-to-month lease.  However, the Company intends to continue to renew this lease for the foreseeable future.  Based on the Company’s intent to renew the lease, the Company is assuming the same lease term as its corporate office lease for calculation of its right of use asset and lease liability.  The Company’s field office lease is classified as an operating lease.

The Company maintains a yard to store certain equipment used in its field operations.  This storage yard agreement is with a third party and is on a month-to-month lease.  However, the Company intends to continue to renew this lease for the foreseeable future.  Based on the Company’s intent to renew the lease, the Company is assuming the same lease term as its corporate office lease for calculation of its right of use asset and lease liability.  The Company’s storage yard is classified as an operating lease.

Field Vehicles

The Company leases certain vehicles from a third party for use in its field operations.  The lease term for each vehicle is based on expected daily use of the vehicles by the field personnel, typically between 18 and 36 months.  The Company also pays an upfront fee at the commencement of the lease term.  The Company can continue to lease the vehicles past the initial lease term on a month-to-month basis.  In addition, each vehicle has a residual value guarantee at the end of the lease term.  The Company’s field vehicle leases are classified as finance leases.

Significant Judgment

In order to determine whether the Company’s contracts contain a lease component, the Company is required to exercise significant judgment.  The Company will review each contract to determine if: an asset is specified in the contract; the asset is physically distinct; the supplier does not have substantive substitution rights; the Company obtains substantially all economic benefit from use of the asset; and the Company can direct the use of the asset.  The Company also determines the appropriate discount rate to use on each lease.  If there is a stated rate in the contract, the Company will use the stated rate as its discount rate.  The contract associated with the field vehicles includes a stated rate typically between 5% and 6.5%.  These stated rates for the field vehicle agreements were used as the discount rates.  If there is no stated rate, the Company will use its borrowing rate as the discount rate.  The contracts associated with the offices and yard do not include a stated rate.  The Company used its borrowing rate of 6% as the discounts rate for these agreements.

Components of lease costs for the years December 31, 2019 and 2018 (in thousands):

		For the years ended December 31,
	Income Statement Account	2019	2018

Operating lease cost:
	Production costs and taxes	$13	$—
	General and administrative	49	—
Total operating lease cost		$62	$—

Finance lease cost:
Amortization of right of use assets	Depreciation, depletion, and amortization	$79	$—
Interest on lease liabilities	Net interest expense	5	—
Total finance lease cost		$84	$—

Supplemental lease related cash flow information for the years December 31, 2019 and 2018 (in thousands):

	For the years ended December 31,
	2019	2018

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$62	$—
Operating cash flows from finance leases	5	—
Finance cash flows from finance leases	$53	$—

Right of use assets obtained in exchange for lease obligations:
Operating leases	$98	$—

Supplemental lease related balance sheet information as of December 31, 2019 and December 31, 2018 (in thousands):

	Balance Sheet as of December 31,
	2019	2018

Operating Leases:

Right of use asset - operating leases	$41	$—

Lease liabilities - current	$41	$—
Lease liabilities - noncurrent	—	—
Total operating lease liabilities	$41	$—

Finance Leases:

Other property and equipment, gross	$295	$—
Accumulated depreciation	(146)	—
Other property and equipment, net	$149	$—

Lease liabilities - current	$61	$—
Lease liabilities - noncurrent	41	—
Total finance lease liabilities	$102	$—

Weighted average remaining lease term and discount rate as of December 31, 2019:

	Operating Leases	Finance Leases

Weighted average remaining lease term	0.7 years	0.9 years
Weighted average discount rate	6.0%	5.6%

Maturity of lease liabilities as of December 31, 2019 (in thousands):

	Operating Leases	Finance Leases

2020	42	65
2021	—	39
Total lease payments	42	104
Less imputed interest	(1)	(2)
Total	$41	$102